Income taxes - Details of Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Current tax expense (recovery)	$ 34,914	$ 13,491
Deferred tax expense (recovery)	(9,998)	(10,404)
Total tax expense	$ 24,916	$ 3,087